PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepaid expenses and other assets

Prepaid expenses and other currents assets consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
IPO distribution service and promotional and advertisement service receivables	2,707,740	4,938,279
Advances to employees	2,190,106	2,591,247
Prepaid data and IT service expenses	2,741,338	2,384,865
Prepaid marketing expenses	552,565	2,180,017
Wealth management service fees receivables	1,823,331	1,976,440
Prepaid professional service fees	1,008,341	690,746
Input VAT receivables	569,813	872,093
Rental and other deposits	611,140	817,463
Interest receivables from term deposits	611,083	206,697
Prepaid income tax	2,178,658	150,632
Others	2,942,065	961,499
Total	17,936,180	17,769,978